GS Mortgage-Backed Securities Trust 2022-LTV2

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)
Run Date - 7/12/2022 2:57:34 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	9	0.00%	271
Amortization Term	0	9	0.00%	271
Amortization Type	0	9	0.00%	271
Balloon Flag	0	270	0.00%	271
Borrower First Name	0	271	0.00%	271
Borrower FTHB	0	9	0.00%	271
Borrower Last Name	0	271	0.00%	271
Borrower SSN	0	270	0.00%	271
City	0	271	0.00%	271
Decision System	0	9	0.00%	271
Escrow Account	0	2	0.00%	271
Has FTHB	0	3	0.00%	271
Investor: Qualifying Total Debt Ratio	0	271	0.00%	271
Lender	0	270	0.00%	271
Lien Position	0	9	0.00%	271
Note Date	0	9	0.00%	271
Occupancy	0	271	0.00%	271
Original CLTV	0	271	0.00%	271
Original Interest Rate	0	271	0.00%	271
Original Loan Amount	0	271	0.00%	271
Original LTV	0	271	0.00%	271
Originator Loan Designation	0	270	0.00%	271
PITIA Reserves Months	0	115	0.00%	271
Product Description	0	270	0.00%	271
Property Type	0	271	0.00%	271
Purpose	0	271	0.00%	271
Refi Purpose	0	6	0.00%	271
Representative FICO	0	271	0.00%	271
State	0	271	0.00%	271
Street	0	271	0.00%	271
Zip	0	271	0.00%	271
Total	0	5,604	0.00%	271